Quarterly portfolio holdings
John Hancock
Regional Bank Fund
U.S. equity
July 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-26 (unaudited)
	Shares	Value
Common stocks 99.3%		$953,294,788
(Cost $371,497,504)
Financials 99.3%		953,294,788
Banks 99.3%
1st Source Corp.	104,772	9,402,239
ACNB Corp.	77,592	5,003,132
American Business Bank	118,809	8,661,176
Ameris Bancorp	178,583	15,574,223
Avidbank Holdings, Inc. (A)	114,701	3,740,400
Bank of America Corp.	146,005	9,045,010
Bank of Marin Bancorp	211,933	6,179,966
Bank7 Corp.	140,420	7,060,318
Banner Corp.	69,601	4,900,606
Bar Harbor Bankshares	176,744	7,018,504
BayCom Corp.	121,483	3,666,357
Business First Bancshares, Inc.	215,468	6,856,192
C&F Financial Corp.	55,908	4,617,442
California BanCorp	295,008	6,283,670
Camden National Corp.	123,813	7,167,535
CB Financial Services, Inc.	83,544	3,060,217
Central Pacific Financial Corp.	179,565	7,074,861
Chemung Financial Corp.	75,408	6,144,998
ChoiceOne Financial Services, Inc.	104,791	3,566,038
Citizens Community Bancorp, Inc.	276,200	6,076,400
Citizens Financial Group, Inc.	386,244	27,674,383
Civista Bancshares, Inc.	281,223	8,172,340
CNB Financial Corp.	122,545	4,301,330
Coastal Financial Corp. (A)	155,622	6,378,946
Colony Bankcorp, Inc.	173,715	3,807,833
Columbia Banking System, Inc.	468,281	14,643,147
Columbia Financial, Inc. (A)	516,894	5,587,624
Community West Bancshares	183,327	4,588,675
ConnectOne Bancorp, Inc.	170,652	5,621,277
Cullen/Frost Bankers, Inc.	87,810	14,606,315
CVB Financial Corp.	615,297	13,764,194
Dime Commercial Bancshares, Inc.	205,042	8,357,512
Eagle Bancorp Montana, Inc.	213,006	4,990,731
East West Bancorp, Inc.	146,975	19,253,725
Eastern Bankshares, Inc.	390,377	8,963,056
Equity Bancshares, Inc., Class A	162,257	8,223,185
Farmers & Merchants Bancorp, Inc.	152,078	5,073,322
Farmers National Banc Corp.	227,198	3,603,360
Fifth Third Bancorp	484,643	27,382,330
First Busey Corp.	169,948	5,244,595
First Business Financial Services, Inc.	133,317	9,360,187
First Citizens BancShares, Inc., Class A	3,460	7,565,809
First Community Corp.	182,966	6,250,119
First Financial Bancorp	328,662	11,118,635
First Horizon Corp.	330,740	8,480,174
First Merchants Corp.	224,533	9,686,354
First Mid Bancshares, Inc.	109,835	5,721,305
German American Bancorp, Inc.	143,616	7,307,182
Great Southern Bancorp, Inc.	62,370	5,008,935
Hancock Whitney Corp.	250,218	19,266,786
HBT Financial, Inc.	246,285	8,826,854
Heritage Financial Corp.	185,349	5,510,426
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Horizon Bancorp, Inc.	511,923	$10,468,825
Huntington Bancshares, Inc.	1,594,828	27,175,869
Independent Bank Corp. (Massachusetts)	160,594	13,462,595
Independent Bank Corp. (Michigan)	188,538	7,202,152
KeyCorp	686,971	15,518,675
Landmark Bancorp, Inc.	142,082	4,452,850
Live Oak Bancshares, Inc.	140,308	6,005,182
M&T Bank Corp.	114,841	28,284,190
Metrocity Bankshares, Inc.	116,455	4,120,178
Mid Penn Bancorp, Inc.	143,936	5,518,506
NBT Bancorp, Inc.	207,760	10,938,564
Nicolet Bankshares, Inc.	93,624	16,002,214
Northrim BanCorp, Inc.	370,814	9,830,279
Norwood Financial Corp.	82,109	2,790,885
OceanFirst Financial Corp.	246,639	4,762,599
Ohio Valley Banc Corp.	93,980	3,952,799
Old National Bancorp	662,600	17,651,664
Old Second Bancorp, Inc.	450,953	11,404,601
OP Bancorp	337,297	5,261,833
Orange County Bancorp, Inc.	161,591	6,180,856
Orrstown Financial Services, Inc.	121,103	5,174,731
Pinnacle Financial Partners, Inc.	296,761	31,228,157
Plumas Bancorp	115,785	7,098,778
Popular, Inc.	122,752	21,507,378
Private Bancorp of America, Inc. (A)	17,967	1,511,025
Provident Financial Holdings, Inc.	167,713	2,978,583
QCR Holdings, Inc.	109,684	11,291,968
Red River Bancshares, Inc.	64,766	6,512,221
Regions Financial Corp.	779,330	24,120,264
Renasant Corp.	386,355	16,833,487
Riverview Bancorp, Inc.	564,643	2,992,608
SB Financial Group, Inc.	188,779	4,961,112
Shore Bancshares, Inc.	420,998	10,314,451
Sierra Bancorp	176,793	7,206,083
Southern First Bancshares, Inc. (A)	39,676	2,475,782
Southern Missouri Bancorp, Inc.	116,315	9,003,944
SouthState Bank Corp.	83,972	8,824,617
Stock Yards Bancorp, Inc.	101,105	8,604,036
The First Bancorp, Inc.	130,168	4,568,897
The PNC Financial Services Group, Inc.	68,248	17,053,128
Timberland Bancorp, Inc.	150,381	6,741,580
TriCo Bancshares	199,566	11,483,028
Truist Financial Corp.	177,560	9,204,710
U.S. Bancorp	350,476	22,083,493
Virginia National Bankshares Corp.	106,980	4,899,149
Washington Trust Bancorp, Inc.	134,442	5,240,549
WSFS Financial Corp.	274,620	22,024,524
Zions Bancorp NA	300,305	20,931,259

	Yield (%)	Shares	Value
Short-term investments 0.5%			$4,785,762
(Cost $4,785,261)
Short-term funds 0.5%			4,785,762
John Hancock Collateral Trust (B)	3.5672(C)	478,591	4,785,762

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	3

Total investments (Cost $376,282,765) 99.8%	$958,080,550
Other assets and liabilities, net 0.2%	1,607,012
Total net assets 100.0%	$959,687,562

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 7-31-26.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	478,591	$162,915	$49,464,425	$(44,840,093)	$(1,969)	$484	$70,184	—	$4,785,762
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	5